SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024 CNY (¥) item segment	Dec. 31, 2024 USD ($) item segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Feb. 28, 2022
Accounting Policies
Accumulated deficit		¥ (14,291,957)		¥ (12,315,041)		$ (1,957,990)
Net current liabilities		2,318,649				317,653
Cash and cash equivalents, restricted cash and short term investments		¥ 2,820,523				$ 386,410
Closing foreign exchange rate of CNY per US$1.00		7.2993				7.2993
Proceeds from loans due to related parties		¥ 2,000,914	$ 274,124	900,000	¥ 300,000
Disposal of property and equipment		263	36	12,310	34,635
Cash Consideration Paid		2,770	379	12,070	63,356
Fair value of equity interests		0		30,273	44,808	$ 0
Unrealized losses for the equity investments		10,568	1,448	12,469	22,683
Percentage of ownership interest in equity investments without readily determinable fair value							15.63%
Equity securities without readily determinable fair value, upward price adjustment		0	0	0	22,452
Unrealized losses (impairment)		0	$ 0	13,582	14,940
Percentage of equity interests investment	49.00%
Intangible assets with indefinite lives		¥ 0		0
Number of operating segments | segment		1	1
Number of reporting units | item		2	2
Advertising expenses		¥ 4,691	$ 643	9,114	9,512
Employee benefit expenses		479,286	65,661	389,146	431,929
Gain on structured deposits		422	58
Impairment of equity investments		0	0	13,582	¥ 14,940
Non-recurring
Accounting Policies
Long - lived assets in public cloud asset group		4,894,018		¥ 3,026,228
VIEs and VIEs' subsidiaries
Accounting Policies
Capital contribution provided		431,319	59,090
Loan amount provided		219,000	30,003
Amount of loan repaid		50,000	6,850
Proceeds from loans due to related parties		150,000	20,550
Loan interest		62,945	8,623
Disposal of property and equipment		466,317	63,885
Payments for services received		12,295	1,684
Proceeds for services provided		¥ 39,258	$ 5,378